Financial Instruments Fair Value Disclosures - Schedule of Sensitivity Analysis Performed on Main Assumptions (Detail)	6 Months Ended
Jun. 30, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	63.00%
Phase I [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	100.00%
Phase I to II [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	63.00%
Phase II to III [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	26.00%
Phase III to BLA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	45.00%
BLA to approval [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probablity of success percentage	83.00%